Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 99,900.0	$ 97,600.0
Financial liabilities designated at fair value through profit or loss	194,626.0	207,914.0
Total deposits	1,484,414.0	1,506,760.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	786,600.0	810,200.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	121,600.0	140,700.0
Loan Commitments And Financial Guarantee [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	235.8	246.0
U.S. Federal Funds Deposited [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,900.0	13,100.0
Deposits And Advances With The Federal Home Loan Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,900.0	36,200.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	573,430.0	569,315.0
Covered Bondholders [Member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 64,500.0	$ 75,400.0